Offerings - Offering: 1	Aug. 22, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	1,850,000
Proposed Maximum Offering Price per Unit	29.47
Maximum Aggregate Offering Price	$ 54,519,500.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 8,047.08
Offering Note	(1) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Registrant's common stock, par value $0.001 (the "Common Stock"), that become issuable under the Registrant's 2020 Long-Term Incentive Plan (the "Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction that results in an increase in the number of outstanding shares of Common Stock. (2) Represents shares of Common Stock that were added to the shares authorized for issuance under the Plan on July 31, 2024 pursuant to a vote the majority of Registrants stockholders in favor of amending the Plan at the Registrant's 2024 Annual Meeting. (3) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and (h) promulgated under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are based upon $29.47, which is the average of the high and low prices of the Common Stock as reported on the New York Stock Exchange on August 20, 2024.